Note 22 - Share Capital - Components of Issued and Fully Paid (Details) (Parentheticals) - GBP (£)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
ordinary shares (in shares)	77,535,770	49,509,394
Weighted average share price	£ 0.10	£ 0.01